Fair Value Information - Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities		Dividend yield
Range (weighted average), Warrant liabilities		0.00%
Relationship of inputs to fair value, Warrant liabilities		The higher the dividend rate, the lower the fair value
Investment in a rent-a-captive company [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Investments		$ 1,000
Valuation technique, Investments		Net asset value
Significant unobservable input, Investments		Not applicable
Range (weighted average), Investments
Relationship of inputs to fair value, Investments		Not applicable
Investment in a rent-a-captive company [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Investments	$ 1,000
Valuation technique, Investments	Net asset value
Significant unobservable input, Investments	Not applicable
Range (weighted average), Investments
Relationship of inputs to fair value, Investments	Not applicable
Investment in SAFE [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Investments	$ 4,000,000
Valuation technique, Investments	Market approach
Significant unobservable input, Investments	Not applicable
Range (weighted average), Investments
Relationship of inputs to fair value, Investments	Not applicable
Risk free rate-series A [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Warrant liabilities		$ 19,172,009
Valuation technique, Warrant liabilities		Black-Scholes Model
Significant unobservable input, Warrant liabilities		Risk free rate-series A
Range (weighted average), Warrant liabilities		4.37%
Relationship of inputs to fair value, Warrant liabilities		The higher the risk free rate, the higher the fair value
Risk free rate-series B [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities		Risk free rate-series B
Range (weighted average), Warrant liabilities		4.40%
Relationship of inputs to fair value, Warrant liabilities		The higher the risk free rate, the higher the fair value
Price volatility - series A [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities		Price volatility - series A
Range (weighted average), Warrant liabilities		119.07%
Relationship of inputs to fair value, Warrant liabilities		No certain positive and negative relationship between stock price volatility and fair value
Price volatility -series B [Member] | Warrant Liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities		Price volatility -series B
Range (weighted average), Warrant liabilities		119.07%
Relationship of inputs to fair value, Warrant liabilities		No certain positive and negative relationship between stock price volatility and fair value